UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                   (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments
(Unaudited)

As of December 31, 2016
		Shares	Value (Note 1)

CLOSED-END FUNDS - 94.83%
	Aberdeen Chile Fund, Inc.	281,000	$1,674,760
	Aberdeen Emerging Markets Smaller Co. Opportunities Fund, Inc.	40,732	458,235
	Aberdeen Greater China Fund, Inc.	216,000	1,877,040
	Aberdeen Israel Fund, Inc.	40,086	644,354
	Aberdeen Japan Equity Fund, Inc.	140,412	1,034,134
	Aberdeen Latin America Equity Fund, Inc.	4,433	87,729
	Aberdeen Singapore Fund, Inc.	228,000	1,974,480
	Adams Diversified Equity Fund, Inc.	282,000	3,584,220
	Adams Natural Resources Fund, Inc.	170,000	3,428,900
	Alpine Global Dynamic Dividend Fund	15,100	132,427
	Alpine Global Premier Properties Fund	1,013,991	5,201,774
	Alpine Total Dynamic Dividend Fund	489,000	3,706,620
	BlackRock Global Opportunities Equity Trust	78,889	912,746
	BlackRock Resources & Commodities Strategy Trust	311,702	2,577,775
†	Boulder Growth & Income Fund, Inc.	1,149,300	10,274,742
	Brookfield Real Assets Income Fund, Inc.	22,000	490,820
	CBRE Clarion Global Real Estate Income Fund	419,973	3,065,803
	Central Securities Corp.	182,000	3,965,780
	ClearBridge American Energy MLP Fund, Inc.	94,710	869,438
	Clough Global Opportunities Fund	390,000	3,490,500
	Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	8,505	92,619
	Deutsche High Income Opportunities Fund, Inc.	159,000	2,291,190
	Diversified Real Asset Income Fund	140,006	2,182,694
	Dividend and Income Fund	217,000	2,571,450
	Eagle Growth & Income Opportunities Fund	112,894	1,831,141
	First Trust Aberdeen Emerging Opportunity Fund	100,600	1,397,334
	First Trust Dynamic Europe Equity Income Fund	100	1,552
	Franklin Universal Trust	78,329	523,238
	Gabelli Global Utility & Income Trust	11,687	196,342
	General American Investors Co., Inc.	115,000	3,585,700
	Liberty All Star Equity Fund	713,000	3,679,080
	LMP Capital and Income Fund, Inc.	13,726	182,419
*	Mexico Equity & Income Fund, Inc.	100	917
	Morgan Stanley China A Share Fund, Inc.	12,100	205,579
	Morgan Stanley India Investment Fund, Inc.	16,784	430,006
	Neuberger Berman MLP Income Fund, Inc.	48,553	455,913
	Pershing Square Holdings Ltd. Fund	160,000	2,320,000
†	RMR Real Estate Income Fund	229,000	4,685,340
	Royce Global Value Trust, Inc.	298,100	2,395,651
	Royce Micro-Cap Trust, Inc.	284,826	2,324,180
	Royce Value Trust, Inc.	301,400	4,035,746
	Source Capital, Inc.	51,627	1,855,939
	Templeton Dragon Fund, Inc.	122,977	2,014,363
	Terra Capital PLC Fund	1,490,000	1,239,233

			(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2016
			Shares		Value (Note 1)

CLOSED-END FUNDS - Continued
	The Aberdeen Indonesia Fund, Inc.		150,500		$957,180
	The Asia Pacific Fund, Inc.		113,000		1,098,360
	The Central Europe Russia and Turkey Fund, Inc.		27,400		563,618
	The China Fund, Inc.		131,324		1,976,426
	The Cushing MLP Total Return Fund		61,265		832,591
	The Gabelli Global Small and Mid Cap Value Trust		123,967		1,314,050
	The GDL Fund		330,000		3,247,200
*	The Taiwan Fund, Inc.		48,000		772,800
	The Thai Fund, Inc.		120,709		917,388
	The Turkish Investment Fund, Inc.		139,000		942,420
	Third Point Offshore Investors Ltd.		80,000		1,139,840
	Tri-Continental Corp.		134,058		2,955,979
	Wells Fargo Global Dividend Opportunity Fund		62,000		337,900

	Total Closed-End Funds (Cost $105,247,135)				107,005,655

SHORT-TERM INVESTMENT - 6.28%
§	Fidelity Institutional Money Market Funds -
	Government Portfolio, 0.03%		7,085,365		7,085,365

	Total Short-Term Investment (Cost $7,085,365)				7,085,365

Total Value of Investments (Cost $112,332,500) (a) - 101.11%					$114,091,020

Liabilities in Excess of Other Assets - (1.11)%					(1,257,938)

	Net Assets - 100%				$112,833,082

*	Non-income producing investment
†	All or a portion of the security is pledged as collateral for margin borrowings.
§	Represents 7 day effective yield

The following acronym and abbreviation is used in this portfolio:
	PLC - Public Limited Company

	Summary of Investments
		% of Net
		Assets		Value
	Closed-End Funds	94.83%		$107,005,655
	Short-Term Investment	6.28%		7,085,365
	Liabilities in Excess of Other Assets	-1.11%		(1,257,938)
	Total	100.00%		$112,833,082

					(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2016

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation	$4,232,546
	Aggregate gross unrealized depreciation	(2,474,025)

	Net unrealized appreciation	$1,758,520

		(Continued)

Matisse Discounted Closed-End Fund Strategy

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2016

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Closed-End Funds	$107,005,655	$107,005,655	$-	$-
Short-Term Investment	7,085,365	7,085,365	-	-
Total	$114,091,020	$114,091,020	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey
Date: February 15, 2017	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey
Date: February 15, 2017	President and Principal Executive Officer Matisse Discounted Closed-End Fund Strategy

By: (Signature and Title)	/s/ Ashley E. Harris
Date: February 15, 2017	Ashley E. Harris Treasurer and Principal Financial Officer Matisse Discounted Closed-End Fund Strategy